Equity Method Investments And Variable Interest Entities (Consolidated VIE) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Gorgon LNG Project
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	30.00%
Escravos Gas-To-Liquids Project
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	50.00%
Cash held by consolidated joint ventures	$ 3	$ 8
Fasttrax Limited Project
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	50.00%
Percentage of subsidiary owned by the parent entity	100.00%
Cash collateral for borrowed securities	$ 21
Property plant and equipment collateral for borrowed securities	$ 34
Nonrecourse Project Finance Debt
Variable Interest Entity [Line Items]
Number of heavy equipment transporters	91